ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2004

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

YOU MAY OBTAIN A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES, WITHOUT CHARGE, UPON REQUEST BY VISITING ALLIANCE CAPITAL'S WEB SITE AT WWW.ALLIANCEBERNSTEIN.COM (CLICK ON INVESTORS, THEN THE "PROXY VOTING POLICIES AND PROCEDURES" LINK ON THE LEFT SIDE OF THE PAGE), OR BY GOING TO THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT WWW.SEC.GOV, OR BY CALLING ALLIANCE CAPITAL AT (800) 227-4618.

AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)       U.S. $ VALUE
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS-106.7%
CANADA-4.0%
GOVERNMENT/AGENCY OBLIGATIONS-4.0%
Government of Canada
  8.75%, 12/01/05 (a)                        CAD     $  1,414     $   1,137,612
  10.25%, 3/15/14 (a)                                   1,090         1,148,982
                                                                  -------------
Total Canadian Securities
  (cost $1,943,450)                                                   2,286,594
                                                                  -------------
MEXICO-24.2%
GOVERNMENT/AGENCY OBLIGATIONS-24.2%
Mexican Government Bonds
  8.00%, 12/19/13 (a)                        MXP       11,034           842,752
  8.00%, 12/07/23 (a)                                  23,007         1,542,911
  9.00%, 12/27/07 (a)                                  10,000           856,748
  9.00%, 12/24/09 (a)                                  23,662         1,965,720
  9.00%, 12/20/12 (a)                                  82,297         6,593,616
  10.50%, 7/14/11 (a)                                   3,833           344,916
  10.50%, 11/07/14                                     16,624         1,500,269
                                                                  -------------
Total Mexican Securities
  (cost $15,284,455)                                                 13,646,932
                                                                  -------------
UNITED STATES-78.5%
U.S. GOVERNMENT SPONSORED AGENCY
  OBLIGATIONS-32.2 %
Federal Home Loan Mortgage Corp.
  3.625%, 9/15/08                             US     $  5,800         5,723,092
Federal National Mortgage Association
  4.125%, 4/15/14                                       2,000         1,842,902
  5.375%, 11/15/11                                      5,000         5,176,395
  6.00%, 7/14/34 TBA                                    5,000         5,104,690
  7.00%, 3/01/32                                          279           294,389
Government National Mortgage Association
  9.00%, 9/15/24                              US           13            15,125
                                                                  -------------
                                                                     18,156,593
                                                                  -------------
U.S. TREASURY SECURITIES-46.3%
U.S. Treasury Bonds
  6.125%, 8/15/29                                       1,400         1,540,438
  6.25%, 5/15/30                                        4,700         5,263,817
  8.125%, 8/15/19 (b)                                   2,000         2,620,000
U.S. Treasury Notes
  2.25%, 2/15/07                                          280           274,630
  4.25%, 8/15/13                                        3,070         2,997,809
  4.25%, 11/15/13                                         768           747,750
  4.875%, 2/15/12                                         850           878,157
  5.75%, 8/15/10                                        2,280         2,486,627
U.S. Treasury Strips
  0.00%, 5/15/13                                        3,500         2,299,731
  0.00%, 2/15/16                                        2,500         1,386,048
  0.00%, 11/15/21                                      14,700         5,612,489
                                                                  -------------
                                                                     26,107,496
                                                                  -------------
Total United States Securities
  (cost $43,788,694)                                                 44,264,089
                                                                  -------------
TOTAL INVESTMENTS-106.7%
  (cost $61,016,599)                                                 60,197,615
Other assets less liabilities-(6.7%)                                 (3,792,069)
                                                                  -------------
NET ASSETS-100%                                                   $  56,405,546
                                                                  =============


FORWARD EXCHANGE CURRENCY CONTRACTS (SEE NOTE D)

                                       U.S. $
                        CONTRACT      VALUE ON         U.S. $      UNREALIZED
                         AMOUNT     ORIGINATION       CURRENT     APPRECIATION/
                          (000)         DATE           VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------
BUY CONTRACTS

Canadian Dollar,
  settling 7/08/04          6,930   $ 5,007,765     $ 5,168,077     $ 160,312
Chilean Peso,
  settling 8/17/04      1,522,661     2,431,050       2,393,167       (37,883)
Mexican Peso,
  settling 7/19/04          7,443       646,457         640,757        (5,700)

SALE CONTRACTS

Canadian Dollar,
  settling 7/08/04         10,173     7,388,053       7,586,381      (198,328)
Chilean Peso,
  settling 8/17/04      1,522,660     2,654,337       2,393,167       261,170
Mexican Peso,
  settling 7/19/04         14,000     1,226,994       1,210,436        16,558
Mexican Peso,
  settling 8/13/04        109,268     9,520,464       9,406,330       114,134


1
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AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


FINANCIAL FUTURES CONTRACTS SOLD (SEE NOTE D)

                                                       VALUE AT
                   NUMBER OF   EXPIRATION   ORIGINAL    JUNE 30,    UNREALIZED
     TYPE          CONTRACTS     MONTH       VALUE       2004      DEPRECIATION
-------------------------------------------------------------------------------
U.S. Treasury Note             September
10 Year Futures       46          2004     $4,970,177   $5,029,094   $(58,917)


(a) Positions, or portion thereof, with an aggregate market value of $15,066,449 have been segregated to collateralize forward exchange currency contracts.

(b) Position, with a market value of $268,185 has been segregated to collateralize margin requirements for open futures contracts.

Currency Abbreviations:

CAD - Canadian Dollar
MXP - Mexican Peso
US$ - United States Dollar

Glossary:

TBA - To Be Assigned-Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.

AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $61,016,599)          $  60,197,615
  Cash                                                                   95,481
  Unrealized appreciation of forward exchange currency contracts        552,174
  Dividends and interest receivable                                   1,056,567
  Receivable for capital stock sold                                       2,435
                                                                  -------------
  Total assets                                                       61,904,272
                                                                  -------------
LIABILITIES
  Unrealized depreciation of forward exchange currency contracts        241,911
  Payable for investment securities purchased                         5,075,781
  Payable for variation margin on futures contracts                      33,062
  Advisory fee payable                                                   23,199
  Administration fee payable                                             19,807
  Distribution fee payable                                                1,353
  Payable for capital stock redeemed                                        559
  Accrued expenses                                                      103,054
                                                                  -------------
  Total liabilities                                                   5,498,726
                                                                  -------------
NET ASSETS                                                        $  56,405,546
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $       4,636
  Additional paid-in capital                                         54,829,362
  Undistributed net investment income                                 1,450,128
  Accumulated net realized gain on investment and foreign
    currency transactions                                               704,172
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                        (582,752)
                                                                  -------------
                                                                  $  56,405,546
                                                                  =============
CLASS A SHARES
  Net assets                                                      $  49,684,370
                                                                  =============
  Shares of capital stock outstanding                                 4,083,202
                                                                  =============
  Net asset value per share                                       $       12.17
                                                                  =============
CLASS B SHARES
  Net assets                                                      $   6,721,176
                                                                  =============
  Shares of capital stock outstanding                                   552,407
                                                                  =============
  Net asset value per share                                       $       12.17
                                                                  =============


See Notes to Financial Statements.


3
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AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $   1,835,743
                                                                  -------------
EXPENSES
  Advisory Fee                                                          207,840
  Distribution fee--Class B                                               9,232
  Custodian                                                              77,295
  Administrative                                                         34,500
  Audit                                                                  18,750
  Printing                                                               10,169
  Legal                                                                   5,000
  Directors' fees                                                           500
  Transfer agency                                                           450
  Miscellaneous                                                           7,665
                                                                  -------------
  Total expenses before interest                                        371,401
  Interest expense                                                          221
                                                                  -------------
  Total expenses                                                        371,622
  Less: expenses waived and reimbursed by the Adviser
    (see Note B)                                                        (47,963)
                                                                  -------------
  Net expenses                                                          323,659
                                                                  -------------
  Net investment income                                               1,512,084
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           1,656,975
    Written options                                                      11,488
    Futures                                                             (28,740)
    Foreign currency transactions                                       158,395
  Net change in unrealized appreciation/depreciation of:
    Investments                                                      (4,742,558)
    Futures                                                             (50,011)
    Foreign currency denominated assets and liabilities                 522,426
                                                                  -------------
  Net loss on investment and foreign currency transactions           (2,472,025)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $    (959,941)
                                                                  =============


See Notes to Financial Statements.

AMERICAS GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                               SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2004     DECEMBER 31,
                                                  (UNAUDITED)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $   1,512,084    $   3,458,433
  Net realized gain on investment and
    foreign currency transactions                    1,798,118        1,263,571
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                                 (4,270,143)         422,898
                                                 -------------    -------------
  Net increase (decrease) in net assets
    from operations                                   (959,941)       5,144,902

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                         (2,720,328)      (3,245,231)
    Class B                                           (347,443)        (143,433)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                      (5,815,336)      (8,050,736)
                                                 -------------    -------------
  Total decrease                                    (9,843,048)      (6,294,498)

NET ASSETS
  Beginning of period                               66,248,594       72,543,092
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $1,450,128 and
    $3,005,815, respectively)                    $  56,405,546    $  66,248,594
                                                 =============    =============


See Notes to Financial Statements.


5
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AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Americas Government Income Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc., (the "Fund"). The Portfolio's investment objective is to seek the highest level of current income, consistent with what Alliance Capital Management L.P., considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the government of the United States, Canada, or Mexico, their political subdivisions (including Canadian provinces, but excluding States of the United States), agencies, instrumentalities or authorities. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays the Adviser, an investment advisory fee at an annual rate of .65% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Portfolio at the reduced annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Portfolio. For the six months ended June 30, 2004, such waiver amounted to $47,963. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York

AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2004.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $450 for the six months ended June 30, 2004.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2004, were as follows:

                                                   PURCHASES          SALES
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $  11,818,674    $  20,404,157
U.S. government securities                          25,249,528       18,270,535


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $   1,256,228
Gross unrealized depreciation                                        (2,075,212)
                                                                  -------------
Net unrealized depreciation                                       $    (818,984)
                                                                  =============


1. FINANCIAL FUTURES CONTRACTS


The Portfolio may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolio bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Portfolio enters into a futures contract, the Portfolio deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

3. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written for the six months ended June 30, 2004 were as follows:

                                                   NUMBER OF        PREMIUMS
                                                   CONTRACTS        RECEIVED
                                                 =============    =============
Options outstanding at December 31, 2003                    -0-   $          -0-
Options written                                     10,112,100           11,488
Options expired                                    (10,112,100)         (11,488)
                                                 -------------    -------------
Options outstanding at June 30, 2004                        -0-   $          -0-
                                                 =============    =============


4. REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE E: SECURITIES LENDING

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended June 30, 2004, the Portfolio had no securities on loan.

NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                SHARES                      AMOUNT
                      -------------------------  ------------------------------
                      SIX MONTHS       YEAR        SIX MONTHS         YEAR
                         ENDED         ENDED          ENDED           ENDED
                     JUNE 30, 2004  DECEMBER 31,  JUNE 30, 2004    DECEMBER 31,
                      (UNAUDITED)       2003       (UNAUDITED)         2003
                      -----------   -----------    ------------   -------------

CLASS A
Shares sold               235,898       948,584    $  3,180,462   $  12,158,631
Shares issued
  in reinvestment
  of dividends and
  distributions           225,566       242,725       2,720,329       3,245,231
Shares redeemed        (1,032,662)   (2,252,158)    (13,369,614)    (28,915,805)
                      -----------   -----------    ------------   -------------
Net decrease             (571,198)   (1,060,849)   $ (7,468,823)  $ (13,511,943)
                      ===========   ===========    ============   =============

CLASS B
Shares sold               356,729       557,837    $  4,772,627   $   7,212,518
Shares issued
  in reinvestment
  of dividends and
  distributions            28,810        10,720         347,443         143,433
Shares redeemed          (271,139)     (149,149)     (3,466,583)     (1,894,744)
                      -----------   -----------    ------------   -------------
Net increase              114,400       419,408    $  1,653,487   $   5,461,207
                      ===========   ===========    ============   =============


NOTE G: RISKS INVOLVED IN INVESTING IN THE PORTFOLIO

Interest Rate Risk and Credit Risk-- Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE H: JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2003.

NOTE I: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

                                                 2003             2002
                                             =============    =============
Distributions paid from:
  Ordinary income                            $   3,388,664    $   3,178,792
  Net long-term capital gains                           -0-         242,581
                                             -------------    -------------
Total taxable distributions                      3,388,664        3,421,373
                                             -------------    -------------
Total distributions paid                     $   3,388,664        3,421,373
                                             =============    =============


As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   3,057,376
Accumulated capital and other losses                             (1,102,852)(a)
Unrealized appreciation/(depreciation)                            3,882,270
                                                              -------------
Total accumulated earnings/(deficit)                          $   5,836,794
                                                              =============


(a) On December 31, 2003, the Portfolio had a net capital loss carryforward of $1,102,852, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, the Portfolio utilized capital loss carryforwards of $1,560,864.

NOTE J: LEGAL PROCEEDINGS

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

AMERICAS GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

AMERICAS GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004  ---------------------------------------------------------------
                                            (UNAUDITED)      2003         2002        2001(a)      2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.01       $12.65       $12.17       $12.72       $12.42       $12.55

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .31(c)       .61          .67(c)       .92(c)      1.08(c)      1.22(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  (.46)         .34          .61         (.43)         .37         (.16)
Net increase (decrease) in net asset value
  from operations                               (.15)         .95         1.28          .49         1.45         1.06

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.69)        (.59)        (.73)        (.91)        (.96)       (1.05)
Distributions from net realized gain
  on investment transactions                      -0-          -0-        (.07)        (.13)        (.19)        (.14)
Total dividends and distributions               (.69)        (.59)        (.80)       (1.04)       (1.15)       (1.19)
Net asset value, end of period                $12.17       $13.01       $12.65       $12.17       $12.72       $12.42

TOTAL RETURN
Total investment return based on net
  asset value (d)                              (1.13)%       7.35%       10.99%        3.59%       12.39%        8.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $49,685      $60,550      $72,307      $51,146      $33,154      $29,411
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .98%(e)     1.04%         .93%         .95%         .95%         .95%
  Expenses, before waivers and
    reimbursements                              1.13%(e)     1.04%        1.05%        1.15%        1.24%        1.20%
  Net investment income                         4.75%(c)(e)  4.75%        5.45%(c)     7.35%(c)     8.68%(c)     9.91%(c)
Portfolio turnover rate                           59%          73%          60%          57%           0%           6%



See footnote summary on page 14.

AMERICAS GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                    CLASS B
                                      -------------------------------------
                                      SIX MONTHS              JULY 22, 2002 (f)
                                         ENDED     YEAR ENDED       TO
                                    JUNE 30, 2004  DECEMBER 31, DECEMBER 31,
                                      (UNAUDITED)     2003         2002
                                      -----------  -----------  -----------
Net asset value, beginning of period    $13.01       $12.67       $12.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                  .29(c)       .57          .42(c)
Net realized and unrealized gain
  (loss) on investment and
foreign currency transactions             (.46)         .36          .21
Net increase (decrease) in net
  asset value from operations             (.17)         .93          .63

LESS: DIVIDENDS
Dividends from net investment income      (.67)        (.59)          -0-
Net asset value, end of period          $12.17       $13.01       $12.67

TOTAL RETURN
Total investment return based on
  net asset value (d)                    (1.25)%       7.18%        5.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $6,721       $5,698         $236
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                        1.24%(e)     1.30%        1.36%(e)
  Expenses, before waivers and
    reimbursements                        1.39%(e)     1.30%        1.48%(e)
  Net investment income                   4.53%(c)(e)  4.42%        4.72%(c)(e)
Portfolio turnover rate                     59%          73%          60%



(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change was to decrease net investment income per share by $.04, increase net realized and unrealized (loss) on investments per share by $.04, and decrease the ratio of net investment income to average net assets from 7.61% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares oustanding.

(c)  Net of expenses waived or reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


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